ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accrued Liabilities [Abstract]
ACCRUED EXPENSES

Accrued expenses were $285,884 and $261,954 as of June 30, 2019 and December 31, 2018, respectively. Such liabilities consisted of amounts due to Go Green Hydroponics, Inc. and TCA – Go Green SPV, LLC and sales tax and payroll liabilities.

On August 17, 2018, the Company entered into an Asset Purchase Agreement with Go Green Hydroponics, Inc. and TCA – Go Green SPV, LLC. The Company acquired the inventory of Go Green but agreed to pay the Seller 100% of the proceeds generated from the sale of the closing inventory until all closing inventory has been sold. The Company recorded accrued expenses $134,497 as of September 30, 2018 related to the sale of inventory. Also, the Company agreed to pay 5% of all gross revenue of Company earned or in any way related to the Purchased Assets generated between October 1, 2018 and December 31, 2019, up to a maximum of $200,000. The Company estimated gross revenue for that period to be approximately $1,200,000 and recorded a $60,000 liability. The Company recorded an impairment of acquired assets in the amount of $60,000 as of December 31, 2018.

Accrued expenses were $261,954 and $133,988 as of December 31, 2018 and, 2017, respectively. Such liabilities consisted of amounts due to Go Green Hydroponics, Inc. and TCA – Go Green SPV, LLC and sales tax and payroll liabilities.

On August 17, 2018, the Company entered into an Asset Purchase Agreement with Go Green Hydroponics, Inc. and TCA – Go Green SPV, LLC. The Company acquired the inventory of Go Green but agreed to pay the Seller 100% of the proceeds generated from the sale of the closing inventory until all closing inventory has been sold. The Company recorded accrued expenses $98,150 as of December 31, 2018 related to the sale of inventory. Also, the Company agreed to pay 5% of all gross revenue of Company earned or in any way related to the Purchased Assets generated between October 1, 2018 and December 31, 2019, up to a maximum of $200,000. The Company estimated gross revenue for that period to be approximately $1,200,000 and recorded a $60,000 liability. The Company recorded an impairment of acquired assets in the amount of $60,000 as of December 31, 2018. In addition, the Company recorded an additional accrued liability of $1,986 as of December 31, 2018.